Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Ordinary Shares Issued and Fully Paid

Ordinary shares issued and fully paid as at December 31, 2019 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
296,740,928	Class A ordinary shares	0.04	$11,870	$832,498	$783,529	$1,627,897
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
339,599,008			$13,584	$878,007	$783,529	$1,675,120

Ordinary shares issued and fully paid as at December 31, 2018 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
256,998,920	Class A ordinary shares	0.04	$10,280	$726,791	$783,529	$1,520,600
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
299,857,000			$11,994	$772,300	$783,529	$1,567,823